Summary of Significant Accounting Policies - Schedule of Potential Antidilutive Computation of Basic and Diluted Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Totals	0	76,250	0	76,250	89,925	87,750
Options to Purchase Common Stock [Member]
Totals	0	21,250	0	21,250	34,925	47,750
Convertible Debt [Member]
Totals	0	55,000	0	55,000	55,000	40,000